Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Operating activities
Net loss	$ (16,898)	$ (24,518)	$ (67,195)	$ (65,572)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization of property and equipment	421	424	1,680	1,422
Amortization of financing costs	3,983	972	4,632	1,149
Noncash interest expense	2,601	4,251	11,647	2,491
Inventory reserve	(12)	(243)	(883)	(1,357)
Share-based compensation expense	561	2,140	5,425	4,786
Offering costs (including 2014 capitalized IPO costs)	91	3,978	3,978
Change in fair value of derivative liabilities	593	(443)	(443)	(802)
Other noncash				(17)
Accrued Restructuring Cost	1,331
Changes in:
Accounts receivable	(328)	(643)	(465)	(866)
Other receivables	351	(207)	(184)	(152)
Inventories	(902)	(1,017)	(1,196)	8,210
Deferred cost of goods sold	109	(13)	(50)	457
Prepaid expense and other current assets	162	135	99	(243)
Other assets			45	27
Accounts payable	(1,837)	1,540	3,343	1,084
Accrued expense	(777)	(1,479)	(1,525)	1,047
Deferred revenue	(161)	98	263	363
Deferred rent liability	(91)	(12)	(55)	(42)
Net cash used in operating activities	(10,894)	(15,037)	(40,884)	(48,015)
Investing activities
Acquisition of property and equipment	(143)	(469)	(987)	(2,495)
Net cash used in investing activities	(143)	(469)	(987)	(2,495)
Financing activities
Repayment of debt				(199)
Repayment of capital lease	(26)	(38)	(153)	(153)
Investor capital contributions		2,801	17,982	43,049
Proceeds from issuance of common stock	5,819		8,549
Common stock issuance costs			(244)
Costs associated to investor capital contributions and issuance of common stock	(162)	(128)
Costs associated with investors' capital contributions				(735)
Offering costs		(551)	(2,418)	(1,560)
Proceeds from exercise of stock options and stock warrants	7,026			38
Net cash provided by financing activities	12,657	2,084	23,716	40,440
Net (decrease)/ increase in cash and cash equivalents	1,620	(13,422)	(18,155)	(10,070)
Cash and cash equivalents-beginning of period	2,789	20,944	20,944	31,014
Cash and cash equivalents-end of period	4,409	7,522	2,789	20,944
Supplemental disclosures of cash flow information
Interest paid				3,898
Noncash investing and financing transactions
Accrued property and equipment additions	24	307		71
Accrued offering costs	$ 91	$ 405	(405)	$ 405
Accrued issuance costs			$ 160